CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Ordinary shares, par value (in dollars per share)		$ 0.3
Ordinary shares, shares authorized (in shares)		10,000,000
Ordinary shares, shares issued (in shares)		7,758,348
Ordinary shares, shares outstanding ((in shares)		7,758,348
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.3
Ordinary shares, shares authorized (in shares)	475,000,000
Ordinary shares, shares issued (in shares)	58,211,111
Ordinary shares, shares outstanding ((in shares)	58,211,111
Class B Ordinary Share
Ordinary shares, par value (in dollars per share)	$ 0.3
Ordinary shares, shares authorized (in shares)	25,000,000
Ordinary shares, shares issued (in shares)	768,000
Ordinary shares, shares outstanding ((in shares)	768,000